UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2006

Date of reporting period: May 31, 2005

Item 1. Schedule of Investments.

American Trust Allegiance Fund
Schedule of Investments at May 31, 2005 (Unaudited)

Shares	COMMON STOCKS - 95.2%	Market Value

	Aerospace & Defense - 2.0%
2,400	L-3 Communications Holdings, Inc.	$169,872
2,700	United Technologies Corp.	288,090
		457,962

	Air Freight & Logistics - 1.6%
3,000	Expeditors International of Washington, Inc.	152,940
2,200	FedEx Corp.	196,724
		349,664

	Auto Systems/Building Controls - 0.7%
2,800	Johnson Controls, Inc.	158,648

	Banks - 12.3%
9,800	Bank of America Corp.	453,936
10,200	Citigroup, Inc.	480,522
8,700	J.P. Morgan Chase & Co.	311,025
8,600	Marshall & Ilsley Corp.	374,186
7,300	Wachovia Corp.	370,475
5,800	Wells Fargo & Co.	350,378
5,700	Zions Bancorporation	403,788
		2,744,310

	Broadcasting & Cable - 1.4%
9,800	Comcast Corp. - Class A*	310,072

	Chemicals - Specialty - 1.1%
7,700	Ecolab, Inc.	248,941

	Communications - 2.1%
10,500	Nextel Communications, Inc. - Class A*	316,890
4,200	Verizon Communications, Inc.	148,596
		465,486

	Communications Equipment - 1.0%
6,000	QUALCOMM, Inc.	223,560

	Computer Hardware - 4.7%
6,100	Apple Computer, Inc.*	242,231
9,000	Dell, Inc.*	359,010
3,500	International Business Machines Corp.	264,425
6,400	Network Appliance, Inc.*	184,064
		1,049,730

	Computer Software - 4.9%
11,800	Adobe Systems, Inc.	390,108
7,300	Autodesk, Inc.	288,934
16,300	Microsoft Corp.	420,540
		1,099,582

	Containers & Packaging - 0.9%
5,400	Ball Corp.	202,770

	Diverse Financial Services - 5.9%
5,300	American Express Co.	285,405
2,000	Capital One Financial Corp.	150,800
2,925	Legg Mason, Inc.	240,376
4,600	Merrill Lynch & Co., Inc.	249,596
2,700	State Street Corp.	129,600
2,700	The Goldman Sachs Group, Inc.	263,250
		1,319,027

	Electric Utilities - 4.1%
3,000	Entergy Corp.	215,490
7,700	Exelon Corp.	360,745
4,300	TXU Corp.	345,204
		921,439

	Electrical Equipment - 1.4%
4,600	Emerson Electric Co.	305,762

	Energy Equipment & Services - 2.0%
2,250	Baker Hughes, Inc.	103,927
1,900	Nabors Industries Ltd.*#	104,709
1,550	Schlumberger Ltd.#	105,974
2,600	Transocean, Inc.*#	129,506
		444,116

	Food Distributors - 1.9%
11,600	Sysco Corp.	431,056

	Food Products - 6.8%
8,700	Archer-Daniels-Midland Co.	172,695
2,600	Bunge Ltd.#	161,304
2,500	General Mills, Inc.	123,750
7,100	Hershey Foods Corp.	455,891
2,700	Kellogg Co.	122,823
4,800	McCormick & Co., Inc.	162,432
4,700	Wm. Wrigley Jr. Co.	320,869
		1,519,764

	Household Products & Personal Care - 6.0%
10,300	Avon Products, Inc.	409,322
5,300	Colgate-Palmolive Co.	264,841
5,600	The Estee Lauder Cos., Inc.	218,904
8,600	The Gillette Co.	453,564
		1,346,631

	Industrial Gases - 0.8%
3,600	Praxair, Inc.	168,732

	Industrial Machinery - 3.6%
3,750	American Standard Companies, Inc.	160,500
1,600	Caterpillar, Inc.	150,576
2,200	Deere & Co.	145,530
2,325	Illinois Tool Works, Inc.	196,300
1,950	Ingersoll-Rand Co. Ltd. - Class A#	150,949
		803,855

	Insurance - Multi-Line - 2.3%
8,700	The Allstate Corp.	506,340

	Internet Software & Services - 1.1%
450	Google, Inc. - Class A*	125,280
3,500	Yahoo!, Inc.*	130,200
		255,480

	Media - 4.0%
4,600	The McGraw-Hill Companies, Inc.	200,836
10,800	The Walt Disney Co.	296,352
16,400	Time Warner, Inc.*	285,360
3,800	XM Satellite Radio Holdings, Inc. - Class A*	122,018
		904,566

	Motor Freight Transportation - 0.8%
2,400	United Parcel Service, Inc. - Class B	176,760

	Multiline Retail - 1.3%
4,800	Nordstrom, Inc.	292,992

	Networking Equipment - 1.1%
13,020	Cisco Systems, Inc.*	252,328

	Oil & Gas - Integrated - 6.2%
6,450	ChevronTexaco Corp.	346,881
2,400	ConocoPhillips	258,816
12,000	Exxon Mobil Corp.	674,400
2,625	Suncor Energy, Inc.#	103,399
		1,383,496

	Printing & Publishing - 0.6%
3,400	Tribune Co.	123,012

	Retail - Home Improvement - 2.3%
4,350	Fastenal Co.	252,822
3,425	Home Depot, Inc.	134,774
2,150	Lowe's Cos., Inc.	123,001
		510,597

	Semiconductors - 3.1%
10,100	Applied Materials, Inc.*	165,741
10,800	Intel Corp.	290,844
1,900	Linear Technology Corp.	71,193
1,700	Maxim Integrated Products, Inc.	66,980
3,200	Texas Instruments, Inc.	88,448
		683,206

	Services - Data Processing - 1.4%
5,100	First Data Corp.	192,933
3,850	Paychex, Inc.	111,188
		304,121

	Specialty Retail - 5.3%
2,650	Bed Bath & Beyond, Inc.*	107,722
7,650	Chico's FAS, Inc.*	261,707
8,100	Coach, Inc.*	235,224
3,800	Nike, Inc. - Class B	312,360
6,525	Staples, Inc.	140,483
3,250	Williams-Sonoma, Inc.*	127,823
		1,185,319

	Thrifts & Mortgage Finance - 0.5%
1,900	Golden West Financial Corp.	118,978

	TOTAL COMMON STOCKS (Cost $18,576,051)	21,268,302

Shares	SHORT-TERM INVESTMENTS - 4.9%	Market Value

1,097,072	Federated Cash Trust Treasury Money Market Fund	1,097,072
	(Cost $1,097,072)

	Total Investments in Securities (Cost $19,673,123) - 100.1%	22,365,374
	Liabilities in Excess of Other Assets - (0.1)%	(26,324)
	Net Assets - 100.0%	$22,339,050

* Non-income producing security.
# U.S. security of a foreign issuer.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  7/25/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   7/25/05

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   7/25/05

* Print the name and title of each signing officer under his or her signature.